Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and Company performance for the fiscal years listed below:
Year(1)	Summary Compensation Table Total for First PEO(2) ($)	Summary Compensation Table Total for Second PEO(2) ($)	Compensation Actually Paid to First PEO(3) ($)	Compensation Actually Paid to Second PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(3) ($)	Value of Initial Fixed $100 Investment based on(4)		Net Income ($ Millions)	CAFD ($ Millions)(5)
							TSR ($)	Peer Group TSR ($)
2024	3,196,766	2,851,921	(2,118,247)	3,136,532	1,420,503	1,301,872	166.54	134.24	(63)	425
2023	3,458,999	—	2,399,165	—	1,092,013	914,431	165.11	111.05	(14)	342
2022	3,348,224	—	2,612,184	—	1,016,878	187,491	181.30	122.25	1,060	326
2021	3,092,509	—	5,238,269	—	1,066,691	1,603,696	196.83	121.46	(75)	336
2020	3,248,568	—	8,010,421	—	859,642	1,413,200	167.04	102.72	(62)	295
(1)
Christopher S. Sotos served as PEO from 2020 to June 2024 (“First PEO”). Craig Cornelius served as PEO from July 2024 to present (“Second PEO”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Kevin P. Malcarney Chad Plotkin Mary-Lee Stillwell	Kevin P. Malcarney Chad Plotkin	Kevin P. Malcarney Sarah Rubenstein Chad Plotkin	Kevin P. Malcarney Sarah Rubenstein	Kevin P. Malcarney Sarah Rubenstein
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Sotos and Mr. Cornelius and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s Non-PEO NEOs for the applicable year.

(3)
The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K for the applicable year and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments made as described under the “Reconciliation of CAP Adjustments” section below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.
Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Stock Awards for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2024	3,196,766	(2,144,197)	(3,170,816)	(2,118,247)
Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2024	2,851,921	(2,851,921)	3,136,532	3,136,532
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,420,503	(472,426)	353,795	1,301,872
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year for First PEO ($)	Total – Inclusion of Equity Values for First PEO ($)
2024	—	—	—	(229,888)	(2,940,928)	(3,170,816)
Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year for Second PEO ($)	Total – Inclusion of Equity Values for Second PEO ($)
2024	3,136,532	—	—	—	—	3,136,532
Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	584,239	(190,699)	—	(39,745)	—	353,795

(4)
The Peer Group TSR set forth in this table utilizes the Philadelphia Utility Sector Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2024 Form 10-K. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company’s Class C common stock and in the Philadelphia Utility Sector Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
As noted in the CD&A, the Compensation Committee selected CAFD as one of the key metrics for evaluating and rewarding management’s performance in the 2024 annual incentive compensation program. CAFD is a non-GAAP measure that is defined in the CD&A under the heading “2024 AIP Bonus Performance Criteria.” Given the importance of CAFD, as discussed further above (i.e., CAFD has a 40% weighting in the AIP scorecard), the Company has determined, in the Company’s assessment, that CAFD represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) used by the Company to link Compensation Actually Paid to the NEOs for 2024.

Named Executive Officers, Footnote
(1)
Christopher S. Sotos served as PEO from 2020 to June 2024 (“First PEO”). Craig Cornelius served as PEO from July 2024 to present (“Second PEO”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Kevin P. Malcarney Chad Plotkin Mary-Lee Stillwell	Kevin P. Malcarney Chad Plotkin	Kevin P. Malcarney Sarah Rubenstein Chad Plotkin	Kevin P. Malcarney Sarah Rubenstein	Kevin P. Malcarney Sarah Rubenstein

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Philadelphia Utility Sector Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2024 Form 10-K. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company’s Class C common stock and in the Philadelphia Utility Sector Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K for the applicable year and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments made as described under the “Reconciliation of CAP Adjustments” section below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.
Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Stock Awards for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2024	3,196,766	(2,144,197)	(3,170,816)	(2,118,247)
Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2024	2,851,921	(2,851,921)	3,136,532	3,136,532
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year for First PEO ($)	Total – Inclusion of Equity Values for First PEO ($)
2024	—	—	—	(229,888)	(2,940,928)	(3,170,816)
Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year for Second PEO ($)	Total – Inclusion of Equity Values for Second PEO ($)
2024	3,136,532	—	—	—	—	3,136,532

Non-PEO NEO Average Total Compensation Amount			$ 1,420,503	$ 1,092,013	$ 1,016,878	$ 1,066,691	$ 859,642
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,301,872	914,431	187,491	1,603,696	1,413,200
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K for the applicable year and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments made as described under the “Reconciliation of CAP Adjustments” section below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,420,503	(472,426)	353,795	1,301,872
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	584,239	(190,699)	—	(39,745)	—	353,795

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s Class C common stock cumulative TSR over the five most recently completed fiscal years, and the Peer Group’s cumulative TSR over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and CAFD
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our CAFD during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s Class C common stock cumulative TSR over the five most recently completed fiscal years, and the Peer Group’s cumulative TSR over the same period.

Tabular List, Table
TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link Compensation Actually Paid to the NEOs for 2024. The measures in this table are not ranked. In addition to these metrics, the Company’s AIP includes key performance milestones relating to the Company’s tax runway position, adherence to budget, the Company’s compliance with the Inflation Reduction Act (IRA), and Enterprise Resource
Planning (ERP) selection and implementation readiness in order to emphasize those initiatives as priorities throughout the organization. Please see the CD&A for a further description of the metrics used in the Company’s executive compensation program.
CAFD

Relative TSR

CAFD Per Share

Total Shareholder Return Amount			$ 166.54	165.11	181.3	196.83	167.04
Peer Group Total Shareholder Return Amount			134.24	111.05	122.25	121.46	102.72
Net Income (Loss)			$ (63,000,000)	$ (14,000,000)	$ 1,060,000,000	$ (75,000,000)	$ (62,000,000)
Company Selected Measure Amount			425,000,000	342,000,000	326,000,000	336,000,000	295,000,000
PEO Name	Craig Cornelius	Christopher S. Sotos
Percentage of Weightage of CAFD in AIP Scorecard			40.00%
Measure:: 1
Pay vs Performance Disclosure
Name			CAFD
Non-GAAP Measure Description
(5)
As noted in the CD&A, the Compensation Committee selected CAFD as one of the key metrics for evaluating and rewarding management’s performance in the 2024 annual incentive compensation program. CAFD is a non-GAAP measure that is defined in the CD&A under the heading “2024 AIP Bonus Performance Criteria.” Given the importance of CAFD, as discussed further above (i.e., CAFD has a 40% weighting in the AIP scorecard), the Company has determined, in the Company’s assessment, that CAFD represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) used by the Company to link Compensation Actually Paid to the NEOs for 2024.

Measure:: 2
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name			CAFD Per Share
Christopher S. Sotos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,196,766	$ 3,458,999	$ 3,348,224	$ 3,092,509	$ 3,248,568
PEO Actually Paid Compensation Amount			(2,118,247)	2,399,165	2,612,184	5,238,269	8,010,421
Craig Cornelius [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,851,921
PEO Actually Paid Compensation Amount			3,136,532
PEO | Christopher S. Sotos [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,144,197)
PEO | Christopher S. Sotos [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,170,816)
PEO | Christopher S. Sotos [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Christopher S. Sotos [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Christopher S. Sotos [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Christopher S. Sotos [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(229,888)
PEO | Christopher S. Sotos [Member] | Equity Award Adjustment Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,940,928)
PEO | Craig Cornelius [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,851,921)
PEO | Craig Cornelius [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,136,532
PEO | Craig Cornelius [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,136,532
PEO | Craig Cornelius [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Craig Cornelius [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Craig Cornelius [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Craig Cornelius [Member] | Equity Award Adjustment Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(472,426)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			353,795
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			584,239
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(190,699)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(39,745)
Non-PEO NEO | Equity Award Adjustment Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount